SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Warrant Liability balance at beginning of period	$ 1,599,000	$ 606,000	$ 560,000
Additions to warrant liability			(1,736,000)
Change in fair value	$ (851,000)	993,000	1,782,000
Balance at end of period		$ 1,599,000	$ 606,000